Research, Development and Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research, Development and Engineering
Scientific research, application of scientific advances, services and application	$ 5,178	$ 5,595	$ 5,959
Software-related expenses	3,064	3,064	3,077
Product-related engineering expenses	267	211	267
Research and Development Expense
RD&E expense	5,247	5,437	5,743
Discontinued operations
Research and Development Expense
RD&E expense	$ 197	$ 368	$ 483